Power generation licenses (Tables)	12 Months Ended
Dec. 31, 2018
Power generation licenses [abstract]
Detailed information about power generation license
	2018	2017
Beginning of the year	3,916,246	3,849,199

Movement:
Currency translation differences	98,726	67,047

End of the year	4,014,972	3,916,246